Exhibit 99.1

Nissan Auto Lease Trust 2026-A

Servicer’s Report

Collection Period Start	1-Aug-26	Distribution Date	15-Sep-26
Collection Period End	31-Aug-26	30/360 Days	30
Beg. of Interest Period	17-Aug-26	Actual/360 Days	29
End of Interest Period	15-Sep-26

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,422,078,634.81	1,314,123,566.89	1,295,681,728.53	0.9111182
Total Securities		1,422,078,634.81	1,314,123,566.89	1,295,681,728.53	0.9111182
Class A-1 Notes	3.832000%	111,000,000.00	3,044,932.08	0.00	0.0000000
Class A-2a Notes	3.900000%	239,940,000.00	239,940,000.00	232,242,509.29	0.9679191
Class A-2b Notes	4.086500%	240,000,000.00	240,000,000.00	232,300,584.43	0.9679191
Class A-3 Notes	3.870000%	479,940,000.00	479,940,000.00	479,940,000.00	1.0000000
Class A-4 Notes	3.940000%	78,860,000.00	78,860,000.00	78,860,000.00	1.0000000
Class B Notes	4.140000%	47,640,000.00	47,640,000.00	47,640,000.00	1.0000000
Class C Notes	4.290000%	52,620,000.00	52,620,000.00	52,620,000.00	1.0000000
Certificates	0.000000%	172,078,634.81	172,078,634.81	172,078,634.81	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	3,044,932.08	9,399.37	27.4318205	0.0846790
Class A-2a Notes	7,697,490.71	779,805.00	32.0808982	3.2500000
Class A-2b Notes	7,699,415.57	790,056.67	32.0808982	3.2919028
Class A-3 Notes	0.00	1,547,806.50	0.0000000	3.2250000
Class A-4 Notes	0.00	258,923.67	0.0000000	3.2833334
Class B Notes	0.00	164,358.00	0.0000000	3.4500000
Class C Notes	0.00	188,116.50	0.0000000	3.5750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	18,441,838.36	3,738,465.71

I. COLLECTIONS

Lease Payments: ( Lease Series Assets)
Monthly Principal					12,749,777.48
Monthly Interest					10,184,444.28

Total Monthly Payments					22,934,221.76
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					569,172.90
Aggregate Sales Proceeds Advance					618,631.43

Total Advances					1,187,804.33
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					5,509,290.95
Excess Wear and Tear and Excess Mileage					3,572.08
Remaining Payoffs					0.00
Net Insurance Proceeds					1,115,431.26
Residual Value Surplus					18,503.82

Total Collections					30,768,824.20

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		862,035.00			37
Involuntary Repossession		324,230.00			16
Voluntary Repossession		467,673.00			20
Full Termination		—			—
Bankruptcty		—			—
Insurance Payoff			1,097,560.79		43
Customer Payoff				23,210.69	1
Grounding Dealer Payoff				3,616,603.94	111
Dealer Purchase				66,447.84	2

Total		1,653,938.00	1,097,560.79	3,706,262.47	230

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	46,492	1,574,242,409.36	10.00000%	1,314,123,566.89
Total Depreciation Received		(16,645,135.39)		(12,326,021.71)
Principal Amount of Gross Losses	(84)	(2,686,625.65)		(2,277,558.01)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(17)	(450,878.71)		(369,055.48)
Scheduled Terminations	(129)	(4,087,105.26)		(3,469,203.16)

Pool Balance - End of Period	46,262	1,550,372,664.35		1,295,681,728.53
Remaining Pool Balance
Lease Payment				419,761,625.66
Residual Value				875,920,102.87

Total				1,295,681,728.53

III. DISTRIBUTIONS

Total Collections	30,768,824.20
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	30,768,824.20
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	510,049.76
3. Reimbursement of Sales Proceeds Advance	755,390.75
4. Servicing Fee:
Servicing Fee Due	1,095,102.97
Servicing Fee Paid	1,095,102.97
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	2,360,543.48

Nissan Auto Lease Trust 2026-A

Servicer’s Report

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	9,399.37
Class A-1 Notes Monthly Interest Paid	9,399.37
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	779,805.00
Class A-2a Notes Monthly Interest Paid	779,805.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	790,056.67
Class A-2b Notes Monthly Interest Paid	790,056.67
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	1,547,806.50
Class A-3 Notes Monthly Interest Paid	1,547,806.50
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	258,923.67
Class A-4 Notes Monthly Interest Paid	258,923.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Class B Monthly Interest
Class B Notes Interest Carryover Shortfall	0.00
Class B Notes Interest on Interest Carryover Shortfall	0.00
Class B Notes Monthly Available Interest Distribution Amount	164,358.00
Class B Notes Monthly Interest Paid	164,358.00
Chg in Class B Notes Int. Carryover Shortfall	0.00
Class C Monthly Interest
Class C Notes Interest Carryover Shortfall	0.00
Class C Notes Interest on Interest Carryover Shortfall	0.00
Class C Notes Monthly Available Interest Distribution Amount	188,116.50
Class C Notes Monthly Interest Paid	188,116.50
Chg in Class C Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	3,738,465.71
Total Note and Certificate Monthly Interest Paid	3,738,465.71
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	24,669,815.01
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Notes	18,441,838.36
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	18,441,838.36
Chg in Total Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	6,227,976.65

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	5,688,314.54
Required Reserve Account Amount	9,243,511.13
Beginning Reserve Account Balance	9,243,511.13
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	9,243,511.13
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	6,227,976.65
Gross Reserve Account Balance	15,471,487.78
Remaining Available Collections Released to Seller	6,227,976.65
Total Ending Reserve Account Balance	9,243,511.13

Nissan Auto Lease Trust 2026-A

Servicer’s Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			19.82
Monthly Prepayment Speed			47%
Lifetime Prepayment Speed			51%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,907,334.26
Securitization Value of Defaulted Receivables and Casualty Receivables		2,277,558.01	84
Aggregate Defaulted and Casualty Gain (Loss)		(370,223.75)
Pool Balance at Beginning of Collection Period		1,314,123,566.89
Net Loss Ratio
Current Collection Period		-0.0282%
Preceding Collection Period		0.0008%
Second Preceding Collection Period		-0.0428%
Third Preceding Collection Period		-0.0041%
Cumulative Net Losses for all Periods		0.1271%	1,807,602.54

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.53%	7,010,270.35	245
61-90 Days Delinquent	0.12%	1,545,557.63	56
91-120 Days Delinquent	0.05%	675,640.49	22
More than 120 Days	0.01%	120,058.11	5

Total Delinquent Receivables:	0.70%	9,351,526.58	328

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.18%	0.18%
Preceding Collection Period		0.16%	0.15%
Second Preceding Collection Period		0.14%	0.14%
Third Preceding Collection Period		0.14%	0.15%
60 Day Delinquent Receivables		2,514,159.29
Delinquency Percentage		0.19%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		862,035.00	37
Securitization Value		933,528.18	37

Aggregate Residual Value Surplus (Loss)		(71,493.18)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		3,337,716.00	141
Cumulative Securitization Value		3,535,146.06	141

Cumulative Residual Value Surplus (Loss)		(197,430.06)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			1,018,567.78
Reimbursement of Outstanding Advance			755,390.75
Additional Advances for current period			618,631.43

Ending Balance of Residual Advance			881,808.46

Beginning Balance of Payment Advance			1,464,414.44
Reimbursement of Outstanding Payment Advance			510,049.76
Additional Payment Advances for current period			569,172.90

Ending Balance of Payment Advance			1,523,537.58

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the Series Assets Assets?	NO

5. Has there been any material additions, removals or substitutions of Series Assets Assets, or repurchases of Series Assets Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO